Trade and other receivables	12 Months Ended
Dec. 31, 2018
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Trade and other receivables

22. Trade and other receivables

All figures in £ millions	2018	2017
Current
Trade receivables	874	739
Royalty advances	5	8
Prepayments	103	82
Deferred contract costs	1	—
Accrued income	2	1
Other receivables	193	280

	1,178	1,110

Non-current
Trade receivables	30	21
Royalty advances	21	20
Prepayments	13	15
Deferred contract costs	1	—
Accrued income	10	10
Other receivables	25	37

	100	103

Accrued income represents contract assets which are unbilled amounts generally resulting from assessments and services revenue streams where revenue to be recognised over time has been recognised in excess of customer billings to date. Impairment charges on accrued income assets are £nil in 2018. The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts. Trade and other receivables includes the impact of adoption of IFRS 15 in 2018 (see note 1b). This impact increased trade and other receivables as a result of the transfer of the sales return liability of £173m to trade and other liabilities that was previously netted in trade receivables. Comparatives have not been restated.

The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2018	2017
At beginning of year	(116)	(112)
Adjustment on initial application of IFRS 9 (see note 1c)	(12)	—
Exchange differences	2	7
Income statement movements	(1)	(38)
Utilised	31	21
Disposal through business disposal	—	1
Transfer to assets classified as held for sale	—	5

At end of year	(96)	(116)

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.

The ageing of the Group’s trade receivables is as follows:

All figures in £ millions	2018	2017
Within due date	606	661
Up to three months past due date	172	187
Three to six months past due date	72	48
Six to nine months past due date	16	18
Nine to 12 months past due date	24	13
More than 12 months past due date	14	3

Total trade receivables	904	930
Less: sales return liability	—	(170)

Net trade receivables	904	760

The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances and historical payment profiles. Management believes all the remaining receivable balances are fully recoverable.